Share capital - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Value of shares
At 1 January				£ 49,404	£ 54,147
At 31 December				49,093	49,404
Ordinary shares
Value of shares
At 1 January				11,823	11,625
Ordinary shares issued	£ 145	£ 75	£ 80	142	198
At 31 December				£ 11,965	£ 11,823
Number of shares
At 1 January				11,823,163	11,624,564
Shares issued				141,402	198,599
At 31 December				11,964,565	11,823,163